Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net income	$ 4,216	$ 4,001	$ 3,648
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	357	415	1,411
Depreciation	494	497	524
Net amortization of securities premiums	634	440	412
Net amortization of loan origination costs (fees)	13	25	(31)
Deferred net loan origination fees (costs)	142	15	(32)
Amortization of core deposit intangible	45	45	45
Amortization of investment in low income housing partnership	479	448
Net realized (gain) loss on sales and calls of securities	(9)	2	(2)
Net loss (gain) on sales of other real estate owned	22	(39)	34
Earnings on bank owned life insurance and annuities	(391)	(416)	(450)
Deferred tax expense (benefit)	194	662	(64)
Equity in earnings of unconsolidated subsidiary, net of dividends of $48, $47 and $45	(188)	(190)	(204)
Stock-based compensation expense	47	30	25
Mortgage loans originated for sale	(3,759)	(8,173)	(11,057)
Proceeds from loans sold to others	3,949	8,442	11,526
Gains on sales of loans	(214)	(338)	(567)
Gain from life insurance proceeds	(165)		(53)
(Increase) decrease in accrued interest receivable and other assets	(41)	930	478
Increase (decrease) in accrued interest payable and other liabilities	83	(997)	167
Net cash provided by operating activities	5,908	5,799	5,810
Investing activities:
Purchases of: Securities available for sale	(66,451)	(45,446)	(87,319)
Purchases of: FHLB stock	(759)	(241)	(26)
Purchases of: Premises and equipment	(697)	(355)	(286)
Purchases of: Bank owned life insurance and annuities	(60)	(68)	(70)
Proceeds from: Sales of securities available for sale	14,631
Proceeds from: Maturities of and principal repayments on securities available for sale	35,911	38,973	75,816
Proceeds from: Bank owned life insurance and annuities	5	8	13
Proceeds from: Proceeds from life insurance claim	615		200
Proceeds from: Sale of other real estate owned	396	780	988
Proceeds from: Sale of other assets		18	2
Investment in low income housing partnership	(336)	(642)	(3,403)
Net decrease in interest bearing time deposits with banks	249	598	249
Net (increase) decrease in loans	(17,891)	(2,359)	10,160
Net cash used in investing activities	(34,387)	(8,734)	(3,676)
Financing activities:
Net (decrease) increase in deposits	1,239	(7,106)	86
Net increase in short-term borrowings and securities sold under agreements to repurchase	6,747	8,361	1,936
Issuance of long-term debt	22,500
Cash dividends	(3,690)	(3,707)	(3,724)
Purchase of treasury stock	(222)	(445)	(360)
Treasury stock issued for employee stock plans	59	48	151
Net cash (used in) provided by financing activities	26,633	(2,849)	(1,911)
Net (decrease) increase in cash and cash equivalents	(1,846)	(5,784)	223
Cash and cash equivalents at beginning of year	8,613	14,397	14,174
Cash and cash equivalents at end of year	6,767	8,613	14,397
Supplemental information:
Interest paid	2,584	2,967	3,715
Income taxes paid	50	695	1,135
Supplemental schedule of noncash investing and financing activities:
Transfer of loans to other real estate owned	369	594	1,023
Transfer of loans to other assets		$ 18